Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,187
Issued on exercise of equity compensation plans		2	$ 3
Balance, end of year		2,187		$ 2,187
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		2,187	$ 2,185	2,185
Issued on exercise of equity compensation plans	[1]	0		2
Balance, end of year		$ 2,187		$ 2,187
Balance, beginning of year		73,011,488	72,473,719	72,473,719
Issued on exercise of equity compensation plans	[1]	495,255		537,769
Balance, end of year		73,506,743		73,011,488

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.